Supplement to the currently effective Statements of Additional Information for the listed fund:


DWS Short Duration Fund

--------------------------------------------------------------------------------

The following supplements similar disclosure under "Bank Loans" in the "Investment Policies and Techniques" section of the fund's Statements of Additional Information:

Bank Loans. DWS High Income Plus Fund and DWS Short Duration Fund may also invest in bank loans, which are typically senior debt obligations of borrowers (issuers) and, as such, are considered to hold a senior position in the capital structure of the borrower.


The following supplements similar disclosure under "Lower Quality Debt Obligations - Junk Bonds" in the "Investment Policies and Techniques" section of the fund's Statements of Additional Information:

Lower Quality Debt Obligations - Junk Bonds. DWS High Income Plus Fund may invest in below investment grade bonds, including securities in default (DWS Short Duration Fund may invest up to 10% of net assets in such securities and DWS Core Fixed Income Fund may invest up to 5% of net assets in such securities).


The following supplements similar disclosure under "Foreign Securities" in the "Investment Policies and Techniques" section of the fund's Statements of Additional Information:

Foreign Securities. Subject to their respective investment objectives and policies, each of the Funds may invest in securities of foreign issuers and supranational entities. While the non-US investments of both DWS High Income Plus Fund and DWS Short Duration Fund may be denominated in any currency, the investments of DWS Core Fixed Income Fund in foreign securities may be denominated only in the US dollar.


The following supplements similar disclosure under "Investment in Emerging Markets" in the "Investment Policies and Techniques" section of the fund's Statements of Additional Information:

Investment in Emerging Markets. DWS High Income Plus Fund and DWS Short Duration Fund may invest to varying degrees in one or more countries with emerging securities markets.


The following supplements similar disclosure under "Swaps, Caps, Floors and Collars" in the "Investment Policies and Techniques" section of the fund's Statements of Additional Information:

DWS High Income Plus Fund and DWS Core Fixed Income Fund may invest up to 15% of their total assets in credit default swaps (based on the notional amount of the swap) for both hedging and non-hedging purposes. DWS Short Duration Fund may also invest in credit default swaps for both hedging and non-hedging purposes. A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event. The buyer of protection pays the seller a fixed regular fee provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. Credit default swaps are used as a means of "buying" credit protection, i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund's holdings, or "selling" credit protection, i.e., attempting to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer. For DWS High Income Plus Fund and DWS Core Fixed Income Fund, no more than 5% of a Fund's assets may be invested in credit default swaps for purposes of buying credit protection if the Fund does not own the underlying security or securities at the time of investment. Where a Fund is a seller of credit protection, it effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. A Fund will only sell credit protection with respect to securities in which it would be authorized to invest directly. Each Fund currently considers credit default swaps to be illiquid and treats the market value of the contract as illiquid for purposes of determining compliance with the Fund's restrictions on investing in illiquid securities.

The following supplements disclosure set forth in the chart of types of securities and investment strategies under "Summary of Investment Practices" in the "Investment Policies and Techniques" section of the fund's Statements of Additional Information:

The following entries under DWS Short Duration Fund are amended as noted below:


Lower-Rated Debt Securities:                    10%   investment limitation as a percentage of net fund assets)

Credit Default Swaps:                           +     permitted without limit)

Asset-Backed Securities:                        +     permitted without limit)

Foreign Securities & Depository Receipts:       25%   (investment limitation as a percentage of total fund assets)
                                                      (securities may be denominated in any currency)

Foreign Corporate Debt Securities:              25%   (investment limitation as a percentage of total fund assets)
                                                      (securities may be denominated in any currency)

Foreign Government Debt Securities:             25%   (investment limitation as a percentage of total fund assets)
                                                      (securities may be denominated in any currency)

Investments in Emerging Markets:                10%   (investment limitation as a percentage of total fund assets)
                                                      (securities may be denominated in any currency)


The following note is amended to read as follows:

* DWS Core Fixed Income Fund has a 15% of total assets combined limit on futures and interest rate swaps.


The following supplements information under "Subadvisor for DWS Core Fixed Income Fund and DWS Short Duration Fund" in the "Investment Advisor" section of the fund's Statements of Additional Information:

On September 19, 2008 the DWS Short Duration Fund's Board approved the termination of Aberdeen Asset Management Inc. ("AAMI") as the subadvisor to DWS Short Duration Fund. Effective December 1, 2008, the Advisor will assume all day-to-day advisory responsibilities for DWS Short Duration Fund that were previously delegated to AAMI.

The following information supplements and replaces similar information for the entire portfolio management team contained in the "Management of the Fund" section of the fund's Statements of Additional Information.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of the DWS Short Duration Fund's portfolio management team in the DWS Short Duration Fund as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of September 30, 2008.

          Name of            Dollar Range of DWS Short Duration            Dollar Range Of
     Portfolio Manager                Fund Shares Owned               All DWS Fund Shares Owned
     -----------------                -----------------               -------------------------

William Chepolis                            None                         $100,001 - $500,000
Matthew F. MacDonald                        None                           $10,001 - 50,000
Gary Sullivan                               None                          $50,001 - 100,000
Eric S. Meyer                               None                                 None

Conflicts of Interest

In addition to managing the assets of the DWS Short Duration Fund, the DWS Short Duration Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the DWS Short Duration Fund,
(2) pooled investment vehicles that are not registered investment companies and
(3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of September 30, 2008.

Other SEC Registered Investment Companies Managed:

                               Number of                                 Number of Investment
                              Registered         Total Assets of        Company Accounts with     Total Assets of
Name of                       Investment      Registered Investment          Performance-           Performance-
Portfolio Manager              Companies            Companies                 Based Fee          Based Fee Accounts
-----------------              ---------            ---------                 ---------          ------------------

William Chepolis                  17             $8,975,916,522                   0                      $0
Matthew F. MacDonald              15             $8,909,056,517                   0                      $0
Gary Sullivan                     12             $6,844,578,954                   0                      $0
Eric S. Meyer                      2             $1,776,633,807                   0                      $0



Other Pooled Investment Vehicles Managed:

                                                                           Number of Pooled
                               Number of                                  Investment Vehicle
                                Pooled                                      Accounts with         Total Assets of
Name of                       Investment     Total Assets of Pooled          Performance-           Performance-
Portfolio Manager              Vehicles        Investment Vehicles            Based Fee          Based Fee Accounts
-----------------              --------        -------------------            ---------          ------------------

William Chepolis                 0                     $0                         0                     $0
Matthew F. MacDonald             0                     $0                         0                     $0
Gary Sullivan                    0                     $0                         0                     $0
Eric S. Meyer                    5               $1,701,178,221                   1                $261,474,067

Other Accounts Managed:

                                                                           Number of Other
                               Number of                                    Accounts with         Total Assets of
Name of                          Other           Total Assets of             Performance-           Performance-
Portfolio Manager              Accounts          Other Accounts               Based Fee          Based Fee Accounts
-----------------              --------          --------------               ---------          ------------------

William Chepolis                1                 $116,697,183                    0                     $0
Matthew F. MacDonald             1                $116,697,183                    0                     $0


                                                                           Number of Other
                               Number of                                    Accounts with         Total Assets of
Name of                          Other           Total Assets of             Performance-           Performance-
Portfolio Manager              Accounts          Other Accounts               Based Fee          Based Fee Accounts
-----------------              --------          --------------               ---------          ------------------

Gary Sullivan                    0                     $0                         0                     $0
Eric S. Meyer                    0                     $0                         0                     $0





               Please Retain This Supplement for Future Reference


December 1, 2008